As filed with the Securities and Exchange Commission on December 15, 2003

Registration No. 333-106969

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

SEC FILE # 811-5563

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 47	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

P.O. Box 9000

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Office)

(949) 219-3743

(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger

Vice President

Pacific Life Insurance Company

700 Newport Center Drive

P.O. Box 9000

Newport Beach, California 92660

(Name and Address of Agent for Service of Process)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on December 17, 2003 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: Interests in the Separate Account under M’s Versatile Product—Survivorship Last Survivor Flexible Premium Variable Life Insurance Policy.

Filing fee:  None

PROSPECTUS & SAI

(Prospectus included in Form Type 497, Accession No. 0001193125-03-058168, as filed on October 6, 2003, and incorporated by reference herein.)

Supplement to each prospectus dated May 1, 2003 for

M’s Versatile Product Flexible Premium Variable Life Insurance Policy

and to prospectus dated October 2, 2003 for

M’s Versatile Product-Survivorship Last Survivor Flexible Premium Variable Life Insurance Policy

(each a “policy”) Issued by Pacific Life Insurance Company

Reorganizations of Pacific Select Fund Portfolios:

•  Telecommunications Portfolio into Technology Portfolio

•  Global Growth Portfolio into International Large-Cap Portfolio

•  Research Portfolio into Diversified Research Portfolio

On December 31, 2003 at or about 4:00 p.m. Eastern time (the “reorganization date”), the following transactions (each a “reorganization”, and collectively “the reorganizations”) are scheduled to occur:

•   The assets of Pacific Select Fund Telecommunications Portfolio, the underlying portfolio for the Telecommunications variable account, will be transferred to the Pacific Select Fund Technology Portfolio in exchange for shares of the Technology Portfolio.

•   The assets of the Pacific Select Fund Global Growth Portfolio, the underlying portfolio for the Global Growth variable account, will be transferred to the Pacific Select Fund International Large-Cap Portfolio in exchange for shares of the International Large-Cap Portfolio.

•   The assets of the Pacific Select Fund Research Portfolio, the underlying portfolio for the Research variable account, will be transferred to the Pacific Select Fund Diversified Research Portfolio in exchange for shares of the Diversified Research Portfolio.

Termination of investment options: • Telecommunications	At the same time that the reorganizations occur, the corresponding accumulation units of the:
• Global Growth • Research Other terms of your policy will not change as a result of the transactions described in this supplement.

•   Telecommunications variable account will automatically be transferred to the Technology variable account in exchange for corresponding units of that investment option

•   Global Growth variable account will automatically be transferred to the International Large-Cap variable account in exchange for corresponding units of that investment option

•   Research variable account will automatically be transferred to the Diversified Research variable account in exchange for corresponding units of that investment option.

The Telecommunications variable account, Global Growth variable account and Research variable account will cease to exist.

You need not take any action regarding any reorganization. The transfer of any accumulation units you hold in the Telecommunications variable account, Global Growth variable account or Research variable account will occur automatically on the reorganization date.

If you do not wish to participate in an investment option in which you’ve acquired accumulation units as the result of any reorganization, you can transfer among the investment options as usual. There will be no charge on transfers for at least 60 days from the reorganization date. Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the prospectus, but there is no current plan to do so. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make.

Supplement dated December 17, 2003

Outstanding instructions

Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates:

•   the Telecommunications investment option, the instruction will be deemed an instruction for the Technology investment option

•   the Global Growth investment option, the instruction will be deemed an instruction for the International Large-Cap investment option

•   the Research investment option, the instruction will be deemed an instruction for the Diversified Research investment option.

This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

Postponement or termination of the transactions

If any reorganization is postponed or terminated, the corresponding transfer of variable account assets for that reorganization will also be postponed or terminated. We will notify you if either of these events occur.

Fee tables: Total annual Pacific Select Fund operating expenses is replaced (unless the reorganization of the Global Growth Portfolio into the International Large-Cap Portfolio is postponed or terminated)

This table shows the minimum and maximum total operating expenses charged by the portfolios of Pacific Select Fund and M Fund that you may pay periodically during the time that you own the policy. This table shows the range (minimum and maximum) of fees and expenses charged by any of the portfolios, expressed as a percentage of average daily net assets, for the year ended December 31, 2002.

Each variable account of the separate account purchases shares of the corresponding fund portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the policy, and they may vary from year to year. These fees and expenses are described in each fund’s prospectus.

		Minimum	Maximum
	Total annual portfolio operating expenses[1]	0.29	1.31

[1]   Amounts shown are gross expenses deducted from portfolio assets, including management fees and other expenses.

To help limit Pacific Select Fund expenses, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, 12b-1 distribution expenses, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of counsel or other persons or services retained by the fund’s independent trustees) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2004.

For the period from May 1, 2003 to April 30, 2004, M Fund’s adviser has contractually agreed to reimburse the M Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund’s annualized average daily net assets.

The International Large Cap Portfolio will have a new manager	Effective January 1, 2004, MFS Investment Management will be the portfolio manager of the International Large-Cap portfolio.

2

Policy basics: Telephone and electronic transactions is revised

The first paragraph of Telephone and electronic transactions is replaced with:

As long as we have your signed authorization form on file, you may give us instructions regarding the following policy transactions by telephone or electronically through our website:

•   change your premium allocations

•   make transfers between investment options

•   give us instructions regarding the dollar cost averaging or portfolio rebalancing programs

•   request a policy loan (by telephone only).

3

PART C.    OTHER INFORMATION

Item 27.    Exhibits

(1)	(a)	Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993.[1]

	(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[1]

(2)	Inapplicable

(3)	(a)	Distribution Agreement Between Pacific Mutual Life Insurance Company and Pacific Equities Network[1]

	(b)	Form of Selling Agreement Between Pacific Equities Network and Various Broker-Dealers[1]

(4)	(a)	M’s Versatile Product—Survivorship Last Survivor Flexible Premium Variable Life Insurance Policy (Form)[1]

	(b)	Accelerated Living Benefit Rider (Form R92-ABR)[1]

	(c)	Policy Split Option Rider (Form R03PSO)[1]

	(d)	Last Survivor Accounting Benefit Rider (Form R01LAB)[1]

	(e)	Individual Annual Renewable Term Rider (Form R96-ART)[1]

	(f)	Last Survivor Annual Renewable Term Rider (Form R01LRT)[1]

	(g)	No Lapse Guarantee Rider (Form R02NL5)[1]

	(h)	Enhanced Policy Split Option Rider (Form R03ESO)[1]

(5)	Applications and General Questionnaire[1]

(6)	(a)	Articles of Incorporation of Pacific Life Insurance Company[1]

	(b)	Bylaws of Pacific Life Insurance Company[1]

(7)	Form of Reinsurance Contract[1]

(8)	(a)	Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund[1]

	(b)	M Fund Inc. Participation Agreement with Pacific Life Insurance Company.[1]

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered[1]

(12)	Inapplicable

(13)	Inapplicable

(14)	(a)	Consent of Independent Auditors-Deloitte & Touche LLP[2]

(b) Consent of Dechert[1]

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer, and Redemption Procedures[1]

(18)	Powers of Attorney[1]

[1]	Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106969, Accession No. 0001017062-03-001505.

[2]	Filed as part of Pre-Effective Amendment No. 1 on Form N-6 filed via EDGAR on September 12, 2003, File No. 333-106969, Accession No. 0001017062-03-001566.

Item 28.    Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer

Glenn S. Schafer	Director and President

Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer

David R. Carmichael	Director, Senior Vice President and General Counsel

Audrey L. Milfs	Director, Vice President and Corporate Secretary

Brian D. Klemens	Vice President and Treasurer

Edward R. Byrd	Vice President and Controller

James T. Morris	Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 29.    Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Exec Separate Account.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Other subsidiaries of Pacific LifeCorp are: an 86% ownership of Aviation Capital Group Holding Corp. (a Delaware Corporation); College Savings Bank (a New Jersey Chartered Capital Stock Savings Bank) and its subsidiary College Savings Trust (a Montana Chartered Uninsured Trust Company); M.L. Stern & Co., LLC (a Delaware Limited Liability Company) and its subsidiary Tower Asset Management, LLC (a Delaware Limited Liability Company); Pacific Asset Funding, LLC (a Delaware Limited Liability Company) and its subsidiaries PL Trading Company, LLC (a Delaware Limited Liability Company) and Pacific Life Trade Services, Limited (a Hong Kong Limited Corporation); and Pacific Life & Annuity Services, Inc. (a Colorado Corporation). A Subsidiary of Aviation Capital Group Holding Corp., is Aviation Capital Group Corp. (a Delaware Corporation), which in turn, is the parent of: ACG Acquisition V Corporation (a Delaware Corporation), and ACG Trust II Holding LLC, and has a 50% ownership of ACG Acquisition VI LLC (a Nevada Limited Liability Company); and a 33% ownership of ACG Acquisition IX LLC. ACG Trust II Holding LLC owns Aviation Capital Group Trust II (a Delaware statutory trust), which in turn owns ACG Acquisition XXV LLC, ACG Acquisition XXVI LLC, and ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXV LLC are ACG Acquisition 37-38 LLCS and ACG Acquisition Ireland II, Limited (an Irish Corporation); ACG Acquisition XXVI LLC; and ACG Acquisition XXVII LLC. Subsidiaries of ACG Acquisition VI LLC are: a 34% ownership of ACG Acquisition VIII LLC; a 20% ownership of ACG Acquisition XIV LLC; and a 20% ownership of ACG Acquisition XIX LLC, which in turn owns ACG Acquisition XIX Holding LLC, which owns Aviation Capital Group Trust (a Delaware statutory trust). Subsidiaries of Aviation Capital Group Trust are: ACG Acquisition XV LLC; ACG Acquisition XX LLC and its subsidiary ACG Acquisition Ireland, Limited (an Irish Corporation); and ACG Acquisition XXI, LLC and ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXIX LLC are: ACG Acquisition XXX LLCs; ACG Acquisition 35 LLC; ACG Acquisition 32-34, 36 and 39 LLCs; and ACGFS LLC. Pacific Life is the parent company of: Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company); Pacific Select Distributors, Inc.; Pacific Asset Management LLC (a Delaware Limited Liability Company); Confederation Life Insurance and Annuity Company (a Georgia Company); a 9% ownership of Scottish Re Group Limited [(a Cayman Islands Holding Company) abbreviated structure]; a 95% ownership of Grayhawk Golf Holdings, LLC (a Delaware Limited Liability Company), and its subsidiary Grayhawk Golf L.L.C. (an Arizona Limited Liability Company); a 67% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company) and its subsidiary Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership); Las Vegas Golf I, LLC (a Delaware Limited Liability Company); Las Vegas Golf II, LLC (a Delaware Limited Liability Company); and North Carolina Property, LLC (a Delaware Limited Liability Company). Subsidiaries of Pacific Asset Management LLC are: a 21% ownership of Carson-Pacific LLC (a Delaware Limited Liability Company); PMRealty Advisors Inc.; a non-managing membership interest in Allianz-PacLife Partners LLC (a Delaware Limited Liability Company); and Pacific Financial Products Inc. (a Delaware Corporation). Allianz-PacLife Partners LLC and Pacific Financial Products, Inc., own the Class E units of Allianz Dresdner Asset Management of America L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc., include: Associated Financial Group, Inc., Mutual Service Corporation (a Michigan Corporation), United Planners’ Group, Inc. (an Arizona Corporation), and a 62% ownership of Waterstone Financial Group, Inc. (an Illinois Corporation). Subsidiaries of Associated Financial Group, Inc., are Associated Planners Investment Advisory, Inc., Associated Securities Corp., West Coast Realty Management, Inc., Associated Planners Securities Corporation of Nevada, Inc. (a Nevada Corporation), and West Coast Realty Advisors, Inc. Subsidiaries of Mutual Service Corporation are Advisors’ Mutual Service Center, Inc. (a Michigan Corporation) and Contemporary Financial Solutions, Inc. (a Delaware Corporation). United Planners’ Group, Inc. is the general partner and holds an approximate 45% general partnership interest in United Planners’ Financial Services of America (an Arizona Limited Partnership). Subsidiaries of United Planners’ Financial Services of America are UPFSA Insurance Agency of Arizona, Inc. (an Arizona Corporation), UPFSA Insurance Agency of California, Inc., United Planners Insurance Agency of Massachusetts, Inc. (a Massachusetts Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 30.    Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 31.    Principal Underwriters

PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account A, Separate Account B and Pacific Select Fund.

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
Edward R. Byrd	Director, VP Chief Financial Officer
Gerald W. Robinson	Director, Chairman, Chief Executive Officer
Adrian S. Griggs	VP
M. Kathleen Hunter	VP
Brian D. Klemens	VP, Treasurer
Audrey L. Milfs	VP, Secretary
S. Kendrick Dunn	AVP, Compliance

The principal business address of each of the above individuals is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

Compensation from the Registrant.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation

PSD	N/A	N/A	N/A	N/A

Item 32.    Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33.    Management Services

Not applicable

Item 34.    Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 15th day of December, 2003.

PACIFIC SELECT EXEC SEPARATE ACCOUNT (Registrant)
By: PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:
Thomas C. Sutton* Chairman & Chief Executive Officer

*By:	/s/ DAVID R. CARMICHAEL
David R. Carmichael as attorney-in-fact

(Power of Attorney is contained as Exhibit 18 in the Registration Statement filed on July 11, 2003 on Form N-6 of Pacific Select Exec Separate Account, file No. 333-106969, Accession No. 0001017062-03-001505.)

SIGNATURES

Pursuant to the requirements of the Securities act of 1933 and the Investment Company Act of 1940, Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 15th day of December, 2003.

By: PACIFIC LIFE INSURANCE COMPANY (Registrant)

By:
Thomas C. Sutton* Chairman & Chief Executive Officer

*By:	/s/ DAVID R. CARMICHAEL
David R. Carmichael as attorney-in-fact

(Power of attorney is contained as Exhibit 18 in the Registration Statement filed on July 11, 2003 on Form N-6 of Pacific Select Exec Separate Account, file No. 333-106969, Accession No. 0001017062-03-001505.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	, 2003

Glen S. Schafer*	Director and President	, 2003

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	, 2003

David R. Carmichael*	Director, Senior Vice President and General Counsel	, 2003

Audrey L. Milfs*	Director, Vice President and Secretary	, 2003

Edward R. Byrd*	Vice President and Controller	, 2003

Brian D. Klemens*	Vice President and Treasurer	, 2003

James T. Morris*	Executive Vice President	, 2003

*By:	/s/ DAVID R. CARMICHAEL David R. Carmichael as attorney-in-fact	December 15, 2003

(Powers of Attorney are contained as Exhibit 18 in the Registration Statement filed on July 11, 2003 on Form N-6 of Pacific Select Exec Separate Account File No. 333-106969, Accession No. 0001017062-03-001505.)